OROMIN EXPLORATIONS LTD. Suite 2000, 1055 West Hastings Street, Vancouver, B.C., Canada V6E 2E9 Tel.: (604) 331-8772 Fax: (604) 331-8773

BY EDGAR

June 27, 2006

U.S. Securities and Exchange Commission

Document Control, Room 1004

450 Fifth Street, N.W.

Washington, D.C.

U.S.A. 20549

Dear Sir or Madam:

Re:

Form 20-F Annual Report - Commission File Number 0-30614

Please find enclosed for filing, pursuant to the Securities and Exchange Act of 1934, as amended from time to time, an Annual Report on Form 20-F of Oromin Explorations Ltd. for its February 28, 2006 fiscal year end.

I trust you will find the foregoing to be in order. Please do not hesitate to call me if you have any questions or comments regarding this filing.

Yours Truly,

OROMIN EXPLORATIONS LTD.

Signed “J.G. Stewart”

per:

J.G. Stewart

Secretary

JGS:sh

cc:

Davidson & Co. Attn.: D. Harris

Miller Thomson, Attn.: Rupert Legge

Standard & Poors (3 copies)